Cover	10 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	F-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	ZOAR LIMITED
Entity Central Index Key	0002078148
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1504, 15th Floor
Entity Address, Address Line Two	Peninsula Square
Entity Address, Address Line Three	18 Sung On Street, Hung Hom
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
City Area Code	+1-345
Local Phone Number	749-8307
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false